COMMITMENTS ( Schedule of Reconciles Undiscounted Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
For the year ended December 31, 2019
2020	$ 672
2021	564
2022	519
2023	518
Total minimum lease payments	2,273
Less: amount of lease payments representing interest	(228)
Present value of future minimum lease payments	2,045
Less: Current leases obligations	672
Long-term leases obligations	1,373
Total	$ 2,045